                                 Filed with the Securities and Exchange Commission on October 17, 2007
Registration No. 333-130989                                                            Investment Company Act No. 811-07325
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4
                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                    Post-Effective Amendment No. 7
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 83

                                         PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                                      (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                            (973) 367-1730
                               (Address and telephone number of depositor's principal executive offices)

                                                           JOSEPH D. EMANUEL
                                                          CHIEF LEGAL OFFICER
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                     C. CHRISTOPHER SPRAGUE, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                  213 Washington Street, Newark, New Jersey 07102-2917 (973) 802-6997

                                      Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                    [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    [ ]  on __________ pursuant to paragraph (b) of Rule 485
                                    [X]  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                         on                       pursuant to paragraph (a) (i) of Rule 485
                                    [ ]  75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    [ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                                          Interest in Individual Variable Annuity Contracts.
---------------------------------------------------------------------------------------------------------------------------------------
Premier

                                                                 Note:

Registrant is filing this Post-Effective Amendment No. 7 to Registration Statement No. 333-130989 for the purpose of including in the
Registration Statement a Prospectus Supplement.  The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 3 filed with the SEC on April 19, 2007, as supplemented, are hereby incorporated by reference.
However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment.   Other
than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                        PRUCO LIFE INSURANCE COMPANY
                                                 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                           Prudential Premier Variable Annuity B, L, and X Series
                                               Prudential Premier Variable Annuity Bb Series

                                                Supplement to Prospectuses Dated May 1, 2007
                                                     Supplement dated January 28, 2008

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

     We are  issuing  this  supplement  to describe a new  guaranteed  minimum  accumulation  benefit:  Highest  Daily GRO. We refer to thebenefit as a guaranteed  minimum  accumulation  benefit  because under it, we guarantee a certain  amount of Account Value at a specified date in the future.  We also describe in this supplement two new lifetime  guaranteed  minimum  withdrawal  benefits - -
     Highest Daily Lifetime ____ and Spousal Highest Daily Lifetime  ______.  We announce several AST portfolios that are being offered as new variable investment options under each of the above-referenced products.

     I.  TABLE OF CONTENTS

o        In the Table of Contents, immediately after the entry for "Do You Offer Programs Designed to Provide Investment Protection
              for Owners While They Are Alive?", we add a new  line item entitled "Highest Daily Guaranteed Return Option (Highest
              Daily GRO)."

o        In the Table of Contents, immediately after the entry for Highest Daily Lifetime Five Income Benefit (Highest Daily Lifetime
              Five), we add a new line item entitled "Highest Daily Lifetime ______ Income Benefit (Highest Daily Lifetime _______),
              followed by a line item entitled "Spousal Highest Daily Lifetime ______ Income Benefit (Spousal Highest Daily Lifetime
              _______)".

o        In the Table of Contents, immediately after the entry for APPENDIX D, we add the following line items:  APPENDIX E - ASSET
              TRANSFER FORMULA UNDER HIGHEST DAILY GRO and APPENDIX F - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFETIME _______
              AND SPOUSAL HIGHEST DAILY LIFETIME ______

     II.  GLOSSARY OF TERMS

o        In the Glossary of Terms of each prospectus, we add the following new definitions:

Highest Daily Guaranteed Return Option (Highest Daily GRO):  Highest Daily GRO is a separate optional benefit that, for an additional cost, guarantees a "return of premium" at one or more future dates and that requires your participation in an asset transfer program.

o

Highest Daily Lifetime ______ Income Benefit:  An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your
Account Value.  Highest Daily Lifetime ______ is the same class of optional benefit as our Highest Daily Lifetime Five Income
Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

Spousal Highest Daily Lifetime _______ Income Benefit:  The spousal version of the Highest Daily Lifetime ______ Income Benefit.
Spousal Highest Daily Lifetime _______ is the same class of optional benefit as our Spousal Lifetime Five Income Benefit, but differs
(among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

III.  SUMMARY OF CONTRACT FEES AND CHARGES

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately before the entry for Guaranteed Minimum Income Benefit (GMIB) to reflect the charge for Highest Daily GRO:

YOUR OPTIONAL BENEFIT FEES AND CHARGES
-----------------------------------------------------------------------------------------------------------
                               OPTIONAL           TOTAL          TOTAL          TOTAL          TOTAL
                                                  ANNUAL                       ANNUAL          ANNUAL
                                BENEFIT         CHARGE [1]       ANNUAL       CHARGE[1]      CHARGE[1]
                                 FEE/              for       CHARGE[1] for       for            for
OPTIONAL BENEFIT                CHARGE           B SERIES       L SERIES      X SERIES       Bb SERIES
-----------------------------------------------------------------------------------------------------------

HIGHEST DAILY GUARANTEED RETURN OPTION (HD GRO)
-----------------------------------------------------------------------------------------------------------
                                             1.40%           1.75%         1.80%          1.20%
                              0.75% maximum
                              charge[2]

                              0.25%
                              currently, of
                              average daily
                              net assets of
                              the
                              Sub-accounts

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime Five Income Benefit), to reflect the charge for Highest Daily
         Lifetime ________:

YOUR OPTIONAL BENEFIT FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------
                        OPTIONAL            TOTAL             TOTAL             TOTAL             TOTAL
                                           ANNUAL             ANNUAL            ANNUAL            ANNUAL
                        BENEFIT           CHARGE[1]         CHARGE[1]         CHARGE[1]         CHARGE[1]
                          FEE/               for               for               for               for
OPTIONAL BENEFIT         CHARGE           B SERIES           L SERIES          X SERIES         Bb SERIES
---------------------------------------------------------------------------------------------------------------

HIGHEST DAILY LIFETIME _______
---------------------------------------------------------------------------------------------------------------
                                     1.15% PLUS 0. ___% 1.50% PLUS 0.     1.55% PLUS 0.     0.95% PLUS 0.
                   1.50% maximum     annually of        ___% annually of  ___% annually of  ___% annually of
                   charge[2]         Protected          Protected         Protected         Protected
                                     Withdrawal Value   Withdrawal Value  Withdrawal Value  Withdrawal Value

                   ___% currently,
                   assessed against
                   Protected
                   Withdrawal Value
                   annually

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime ______ Income Benefit), to reflect the charge for Spousal Highest
         Daily Lifetime ______:

YOUR OPTIONAL BENEFIT FEES AND CHARGES
-----------------------------------------------------------------------------------------------------------
                    OPTIONAL            TOTAL             TOTAL             TOTAL             TOTAL
                                        ANNUAL            ANNUAL            ANNUAL            ANNUAL
                     BENEFIT          CHARGE[1]         CHARGE[1]         CHARGE[1]         CHARGE[1]
OPTIONAL              FEE/               for               for               for               for
BENEFIT              CHARGE            B SERIES          L SERIES          X SERIES         Bb SERIES
-----------------------------------------------------------------------------------------------------------

SPOUSAL HIGHEST DAILY LIFETIME ______
-----------------------------------------------------------------------------------------------------------
                                  1.15% PLUS ___%   1.50% PLUS ___%   1.55% PLUS ___%   0.95% PLUS ___%
               1.50% maximum      annually of       annually of       annually of       annually of
               charge[2]          Protected         Protected         Protected         Protected
                                  Withdrawal Value  Withdrawal Value  Withdrawal Value  Withdrawal Value

               ___% currently,
               assessed against
               Protected
               Withdrawal Value
               annually
1/ The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the
Sub-accounts.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.  With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income Value, and not against the value of the Sub-accounts.  With respect to Highest Daily Lifetime ______ and Spousal Highest Daily Lifetime ______, the ___% charge and ___% charge, respectively, is assessed against the Protected Withdrawal Value, and not against the value of the Sub-accounts.
With respect to each of Highest Daily Lifetime _______ and Spousal Highest Daily Lifetime _______, one-fourth of the annual charge is deducted at the end of each quarter, where the quarters are part of years that have as their anniversary the date that the benefit was elected.  These optional benefits are not available under the Beneficiary Continuation Option.

2/ We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.  However, we have no present intention of doing so.

o        In the Investment Options section of the prospectus, we add the following, to reflect the Portfolios that are permissible with respect to each new optional benefit being added:

Under Highest Daily GRO, all Sub-accounts are permitted.

Under Highest Daily Lifetime ______ and Spousal Highest Daily Lifetime _______, only the following Sub-accounts are permitted:

  AST Capital Growth Asset Allocation Portfolio
  AST Balanced Asset Allocation Portfolio
  AST Conservative Asset Allocation Portfolio
  AST Preservation Asset Allocation Portfolio
  AST First Trust Balanced Target Portfolio
  AST First Trust Capital Appreciation Target Portfolio
  AST Advanced Strategies Portfolio
  AST T. Rowe Price Asset Allocation Portfolio
  AST UBS Dynamic Alpha Strategy Portfolio
  AST American Century Strategic Allocation Portfolio

IV.      NEW BENEFITS

o        In the Living Benefits Programs section, under the heading "Do you offer programs designed to provide investment protection for owners while they are alive?", we revise the first sentence immediately following the 4th bullet to state:

"The "living benefits" that we offer are the  Highest Daily Guaranteed Return Option (Highest Daily GRO),  the Guaranteed Minimum
Income Benefit (GMIB), the Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit, the Highest Daily Lifetime Five
Income Benefit, the Highest Daily Lifetime ______ Income Benefit and the Spousal Highest Daily Lifetime _______ Income Benefit."
We add the following as a new section immediately before the section above entitled "Guaranteed Minimum Income Benefit (GMIB)".

HIGHEST DAILY GUARANTEED RETURN OPTION (Highest Daily GRO)

  The Highest Daily Guaranteed Return Option described below is only being offered in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.  You can elect this benefit on the Issue
  Date of your Annuity, or at any time thereafter (unless you previously participated in Highest Daily GRO, in which case your election must be on an Annuity Anniversary).  Highest Daily GRO is not available if you participate in any other living benefit.
  However, Highest Daily GRO may be elected together with any optional death benefit, other than the Highest Daily Value Death
  Benefit.

      Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period.  As each year of your participation in the benefit passes, we create a new guarantee.  Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner).  We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee.

      The guarantees provided by the program exist only on the applicable maturity date(s).   However, due to the ongoing monitoring
of your Account Value, and the transfer of Account Value to support our future guarantees, the program may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date.
For this same reason, the program may limit your ability to benefit from market increases while it is in effect.

      The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity.  We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity.  Each benefit anniversary thereafter, we create a new guarantee.  With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity.  We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. For example, if the date of benefit election were January 1, 2009, we would create a guarantee on
January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022.  As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date".  If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account
Value up to the guaranteed amount.  If the maturity date is not a Valuation Day, then we would contribute such an amount on the next
Valuation Day.  We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account described below) in accordance with your current allocations instructions.  Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with
the maturing guarantee to your other Sub-accounts, on a pro rata basis.   If the entire account value is invested in the an AST  bond portfolio Sub-account, we will allocate according to your current allocation instructions.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date.  For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively.
As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor."  The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election).  Each
"benefit year" (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we
calculate to establish a guarantee, by the exact amount of the withdrawal.   However, if you withdraw more than the dollar-for-dollar
corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee.  We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii), and (iv) reducing each guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself, by the percentage derived in (iii).  See examples of this calculation below.

Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

EXAMPLES

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the
Highest Daily GRO program are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.

Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The initial guarantee amount is reduced by the amount withdrawn (i.e., by  $10,000, from $250,000 to $240,000).
o        The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from
    $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the initial guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

The resulting initial guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or
$227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

KEY FEATURE-- Allocation of Account Value

To allow us to make these guarantees, we monitor your Account Value according to the formula that is set forth in the schedule supplement to the rider.  Because the formula is made part of your schedule supplement, the formula may not be altered.  However, we do reserve the right to amend the formula for newly-issued annuity contracts that elect Highest Daily GRO and for existing contracts that elect the benefit post-issue.  This required allocation mechanism helps us manage our financial exposure under Highest Daily
GRO, by moving assets out of certain Sub-accounts in certain scenarios.  In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within Advanced Series Trust)
(collectively, the "AST Bond Portfolios").  The formula also contemplates the transfer of assets from the AST Bond Portfolios to the other Sub-accounts in other scenarios.

For purposes of operating the Highest Daily GRO formula, we have included as investment options within this Annuity several AST bond portfolios.  Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit.  For example, there would be an AST bond portfolio whose underlying investments generally mature in 2018 (corresponding to all guarantees that mature in 2018), an AST Bond Portfolio whose underlying investments generally mature in 2019 (corresponding to all guarantees that mature in 2019), and so forth.  We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit.  If you have elected Highest Daily GRO, you may invest in an AST bond portfolio only by operation of the asset transfer formula, and thus you may not allocate Purchase Payments to such a Portfolio.  Please see this prospectus and the prospectus for the
Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST  bond portfolio Sub-account at one time.  In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST  bond portfolio Sub-account."  The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST  bond portfolio Sub-account.  Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability"
(we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account").  Note that if the Current AST bond portfolio
Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

In general, the asset transfer formula works as follows.  On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding.  For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index  used within
the financial services industry and then reducing that interest rate by a prescribed  adjustment.    Once selected, we do not change
the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your
Account Value held within the other Sub-accounts.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently,
0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account
Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio
Sub-account), in the amount dictated by the formula.

If a significant amount of your Account Value is systematically transferred to an AST bond portfolio Sub-account to support the guarantee amounts during periods of market declines, low interest rates, and/or as the guarantee nears its maturity date, less of your Account Value may be available to participate in the investment experience of the other Sub-accounts if there is a subsequent market recovery.  During periods closer to the maturity date of the guarantee, a significant portion of your Account Value may be allocated to an AST bond portfolio Sub-account to support any applicable guaranteed amount(s).

Election/Cancellation of the Program
Highest Daily GRO can be elected on the Issue Date of your Annuity, or at any time thereafter (unless you previously participated in
Highest Daily GRO, in which case your election must be on an Annuity Anniversary).  If you elect the benefit after the Issue Date of your Annuity, the benefit will be effective as of the Valuation Day that we receive the required documentation in good order at our home office, and the initial guaranteed amount will equal the Account Value on that day.  You may elect Highest Daily GRO only if the oldest of the Owner and Annuitant is 85 or younger on the date of election.  If you currently participate in one of the original versions of GRO, you may terminate that benefit at any time and elect Highest Daily GRO.

You may cancel Highest Daily GRO at any time.  Upon cancellation, we will transfer any Account Value that is held in an AST bond portfolio Sub-account to the other Sub-accounts, according to your current allocation instructions.  Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity.  If you elect to terminate the program, Highest Daily GRO will no longer provide any guarantees.  The charge for the Highest Daily GRO program will no longer be deducted from your Account Value upon termination of the program.

Special Considerations under Highest Daily GRO
This program is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the program, 100% of your Account Value must be allocated to the permitted Sub-accounts.  The permitted
         Sub-accounts are those described  in the Investment Option section of this prospectus.   No fixed interest rate allocations
         may be in effect as of the date that you elect to participate in the program.
o        You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
o        Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the program will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the program may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program.  We reserve the right to transfer any Account Value in a prohibited investment option to an eligible investment option. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

Charges under the Program
We deduct an annual charge equal to 0.25% of the average daily net assets of the Sub-accounts (including each AST bond portfolio
Sub-account) for participation in the Highest Daily GRO program. The charge is deducted daily.  The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the program.  We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit.

o        We add the following as a new Appendix E:

Asset Transfer Formula Under Highest Daily GRO:

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
o        AV is the current Account Value of the Annuity
o        V is the current Account Value of the elected Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value.  Currently, it is 79%.
o        Ct is the middle target value.  Currently, it is 82%.
o        Cu is the upper target value.  Currently, it is 85%.

For each guarantee provided under the program,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate applicable to the number of days until the maturity date.  It is determined with reference to a benchmark index , reduced by the Discount Rate Adjustment.  Once selected, we will not change the applicable benchmark index..
     However, if the benchmark index  is discontinued, we will substitute a successor benchmark index, if there is one.  Otherwise we will substitute a comparable benchmark index..  We will obtain any required regulatory approvals prior to substitution of the benchmark index..

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period.  We call the greatest of these values the
"current liability (L)."

         L = MAX (Li), where Li = Gi / (1 + di)(Ni/365).

Next the formula calculates the following formula ratio:

         r = (L - B) / V.

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund
Sub-account associated with the current liability.  If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

         The formula will transfer assets into the Transfer Account if r &gt; Cu.

         The transfer amount is calculated by the following formula:
                  T = {Min(V, [L - B - V*Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

         The transfer amount is calculated by the following formula:
                  T = {Min(B, - [L - B- V*Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

o        The following description of the new optional living benefit is added immediately after the section for Highest Daily
              Lifetime Five in the "Living Benefit Programs" in each Prospectus:

HIGHEST DAILY LIFETIME ________ INCOME BENEFIT
HIGHEST DAILY LIFETIME ________ INCOME BENEFIT (HIGHEST DAILY LIFETIME ___________)

Highest Daily Lifetime ________ is offered as an alternative to Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime
Five. Currently, if you elect Highest Daily Lifetime _____ and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime _________ or Spousal Highest Daily Lifetime
_________. See "Election of and Designations under the Program" below for details. The income benefit under Highest Daily Lifetime
_______ currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The
Highest Daily Lifetime _________ Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime ________ Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.

We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the
"Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime ________, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime ______ is the Protected Withdrawal Value. Because each of the Protected
Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the
Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual
Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime _______.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime _________.    The
Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime ________. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected
Withdrawal Value is equal to the greater of:

o        the Protected Withdrawal Value for the immediately preceding Valuation Day (the "Prior Valuation Day"), appreciated at the daily equivalent of ___% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e.,
     one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Credit) made on the Current Valuation Day; and
o        the Account Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime _________ (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of (i) the Protected
Withdrawal Value on the Tenth Anniversary (ii)  your Account Value and (iii) an amount we call the "Enhanced Protected Withdrawal
Value."  We calculate Enhanced Protected Withdrawal Value only if you have not taken any withdrawal prior to the Tenth Anniversary.
Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal
Value.  Enhanced Protected Withdrawal Value is equal to the sum of:

o        200% of the Account Value on the date you elected Highest Daily Lifetime ____;
o        200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected
         Highest Daily Lifetime _____; and
o        100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Highest Daily
         Lifetime ___, but prior to the date of your first withdrawal.

We lock in your Protected Withdrawal Value when you make your first withdrawal.  After the first withdrawal, your Protected
Withdrawal Value will be adjusted for any withdrawal (including your first withdrawal), any subsequent Purchase Payment, and as a result of any step-up, as described below.  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

KEY FEATURE-- Annual Income Amount under the Highest Daily Lifetime _______ Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 74 and younger, 6%
for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Under the Highest Daily Lifetime _______ benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income
Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income
Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the
Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual
Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the
Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and
(ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit.
Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and
(iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5%
for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first
Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime _________ has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime _____ upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Highest Daily Lifetime ________ program does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime ________, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity
Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime _______ benefit or any other fees and charges. Assume the following for
all three examples:
o        The Issue Date is December 1, 2007
o        The Highest Daily Lifetime _________ benefit is elected on March 5, 2008
o        The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime _______ benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5%
of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year
(up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 74 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------
           Date*                   Account Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
June 1, 2008                 $118,000.00                $118,000.00                $5,900.00
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
August 6, 2008               $120,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
September 1, 2008            $112,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
December 1, 2008             $119,000.00                $119,000.00                $5,950.00
---------------------------- -------------------------- -------------------------- --------------------------

*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
o        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income
          Amount for the Annuity Year), resulting in an adjusted Account Value of  $114,500 before the excess withdrawal.
o        This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
          $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than
$5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1.
The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual
Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME ____ PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime _____, and amounts are still payable under Highest Daily Lifetime _____, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income
     Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income
     Amount, the Highest Daily Lifetime ______ benefit terminates, and no additional payments are made.  However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

         (1) apply your Account Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity;
and
(2) the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Highest Daily Lifetime _____ benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o        Withdrawals made while the Highest Daily Lifetime _____ Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Highest Daily Lifetime ______ Benefit does not directly affect the Account
     Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable
     CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest
     Daily Lifetime _____ benefit. The Highest Daily Lifetime ______ benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted  Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the  AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit.
o        Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
o        In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime ______ benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional Purchase
     Payments may be subject to the new investment limitations.  Because we restrict the investment options in which you can participate, note that your participation in this benefit could result in your missing investment opportunities that might arise in investment options from which you are excluded.
o        The fee for Highest Daily Lifetime _______ is 0.___% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct
     ____% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account.  Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime ________may be greater than it would have been, had it been based on the Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
For Highest Daily Lifetime ______, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime ______. Similarly, any change of
Owner will result in cancellation of Highest Daily Lifetime ______, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

Highest Daily Lifetime ______ can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Highest Daily Lifetime ______ benefit, you will only be allowed to re-elect the benefit or elect the
Spousal Lifetime Five Benefit, the Lifetime Five Income Benefit, or the Spousal Highest Daily Lifetime _____ Income Benefit on any
anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime ______ Benefit was
terminated. We reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit those
who have terminated Lifetime Five, Spousal Lifetime Five,  Highest Daily Lifetime Five or the Spousal Highest Daily Lifetime _____ to
elect Highest Daily Lifetime ______ only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the
Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Highest Daily Lifetime ____; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your Account
Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Highest Daily Lifetime ____ and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Annual Income Amount equal zero or
(vi) if you cease to meet our requirements for issuing the benefit.

Upon termination of Highest Daily Lifetime _____ other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account  to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions)
pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Highest Daily Lifetime _____
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime ______.
For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Highest Daily Lifetime ______, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the
"AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of Highest
Daily Lifetime ______, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus. Speaking generally, the formula, which we apply each
Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by
5%, to produce a projected (i.e., hypothetical) income amount.  Note that we use 5% in the formula, irrespective of the Annuitant's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target
Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade
Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime
_____, the ratios we use will be fixed.  For newly-issued Annuities that elect Highest Daily Lifetime _____ and existing Annuities that elect Highest Daily Lifetime ______, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under
Highest Daily Lifetime ______.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).
     Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis;
     or
Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.
If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.  Note that if your entire Account Value is transferred to the  AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the
Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the
Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required
Minimum Distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.  However, we do note that if you participate in Highest Daily Lifetime _______ through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

We add the following, as Appendix F, to set forth the formula that governs the required transfers under the Highest Daily Lifetime
_______ benefit:

Terms and Definitions referenced in the calculation formula:

o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime ______ benefit (the "Effective
     Date") and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 80%.
o        Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 77%.
o        L - the target value as of the current business day.
o        r - the target ratio.
o        a - factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.
o        V - the total value of all Permitted Sub-accounts in the annuity.
o        B - the total value of the AST Investment Grade Bond Portfolio Sub-account.
o        P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation.  After the first withdrawal, the Income Basis is equal to the greater of
     (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2)  any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted  for withdrawals, and (3) the
     Account Value.
         T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

* Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

Target Value Calculation:

On each business day, a target value (L) is calculated, according to the following formula.  If the variable account value (V) is equal to zero, no calculation is necessary.

L = 0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r = (L - B) / V.
o        If r &gt; Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.
o        If r &lt; Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B &gt; 0), assets in the  AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T ={Min(V, [L - B - V *  Ct] / (1-Ct))}     , Money moving from the Permitted Sub-accounts to the AST Investment Grade Bond Portfolio
Sub-account

T ={Min(B,- [L - B - V *  Ct] / (1-Ct))}    , Money moving from the AST Investment Grade Bond Portfolio Sub-account to the Permitted
Sub-accounts]

                                                   "a" Factors for Liability Calculations
                                            (in Years and Months since Benefit Effective Date)*

            Months
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Years           1  2              3        4       5        6        7        8       9       10       11 12
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         1   15.34    15.31    15.27    15.23   15.20    15.16    15.13    15.09   15.05    15.02    14.98 14.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         2   14.91    14.87    14.84    14.80   14.76    14.73    14.69    14.66   14.62    14.58    14.55 14.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         3   14.47    14.44    14.40    14.36   14.33    14.29    14.26    14.22   14.18    14.15    14.11 14.07
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         4   14.04    14.00    13.96    13.93   13.89    13.85    13.82    13.78   13.74    13.71    13.67 13.63
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         5   13.60    13.56    13.52    13.48   13.45    13.41    13.37    13.34   13.30    13.26    13.23 13.19
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         6   13.15    13.12    13.08    13.04   13.00    12.97    12.93    12.89   12.86    12.82    12.78 12.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         7   12.71    12.67    12.63    12.60   12.56    12.52    12.49    12.45   12.41    12.38    12.34 12.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         8   12.26    12.23    12.19    12.15   12.12    12.08    12.04    12.01   11.97    11.93    11.90 11.86
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         9   11.82    11.78    11.75    11.71   11.67    11.64    11.60    11.56   11.53    11.49    11.45 11.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        10   11.38    11.34    11.31    11.27   11.23    11.20    11.16    11.12   11.09    11.05    11.01 10.98
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        11   10.94    10.90    10.87    10.83   10.79    10.76    10.72    10.69   10.65    10.61    10.58 10.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        12   10.50    10.47    10.43    10.40   10.36    10.32    10.29    10.25   10.21    10.18    10.14 10.11
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        13   10.07    10.04    10.00     9.96    9.93     9.89     9.86     9.82    9.79     9.75     9.71 9.68
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        14    9.64     9.61     9.57     9.54    9.50     9.47     9.43     9.40    9.36     9.33     9.29 9.26
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        15    9.22     9.19     9.15     9.12    9.08     9.05     9.02     8.98    8.95     8.91     8.88 8.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        16    8.81     8.77     8.74     8.71    8.67     8.64     8.60     8.57    8.54     8.50     8.47 8.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        17    8.40     8.37     8.34     8.30    8.27     8.24     8.20     8.17    8.14     8.10     8.07 8.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        18    8.00     7.97     7.94     7.91    7.88     7.84     7.81     7.78    7.75     7.71     7.68 7.65
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        19    7.62     7.59     7.55     7.52    7.49     7.46     7.43     7.40    7.37     7.33     7.30 7.27
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        20    7.24     7.21     7.18     7.15    7.12     7.09     7.06     7.03    7.00     6.97     6.94 6.91
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        21    6.88     6.85     6.82     6.79    6.76     6.73     6.70     6.67    6.64     6.61     6.58 6.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        22    6.52     6.50     6.47     6.44    6.41     6.38     6.36     6.33    6.30     6.27     6.24 6.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        23    6.19     6.16     6.13     6.11    6.08     6.05     6.03     6.00    5.97     5.94     5.92 5.89
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        24    5.86     5.84     5.81     5.79    5.76     5.74     5.71     5.69    5.66     5.63     5.61 5.58
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        25    5.56     5.53     5.51     5.48    5.46     5.44     5.41     5.39    5.36     5.34     5.32 5.29
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        26    5.27     5.24     5.22     5.20    5.18     5.15     5.13     5.11    5.08     5.06     5.04 5.01
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        27    4.99     4.97     4.95     4.93    4.91     4.88     4.86     4.84    4.82     4.80     4.78 4.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        28    4.73     4.71     4.69     4.67    4.65     4.63     4.61     4.59    4.57     4.55     4.53 4.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        29    4.49     4.47     4.45     4.43    4.41     4.39     4.37     4.35    4.33     4.32     4.30 4.28
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        30    4.26     4.24     4.22     4.20    4.18     4.17     4.15     4.13    4.11     4.09     4.07 4.06
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        31    4.04     4.02     4.00     3.98    3.97     3.95     3.93     3.91    3.90     3.88     3.86 3.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        32    3.83     3.81     3.79     3.78    3.76     3.74     3.72     3.71    3.69     3.67     3.66 3.64
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        33    3.62     3.61     3.59     3.57    3.55     3.54     3.52     3.50    3.49     3.47     3.45 3.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        34    3.42     3.40     3.39     3.37    3.35     3.34     3.32     3.30    3.29     3.27     3.25 3.24
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        35    3.22     3.20     3.18     3.17    3.15     3.13     3.12     3.10    3.08     3.07     3.05 3.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        36    3.02     3.00     2.98     2.96    2.95     2.93     2.91     2.90    2.88     2.86     2.85 2.83
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        37    2.81     2.79     2.78     2.76    2.74     2.73     2.71     2.69    2.68     2.66     2.64 2.62
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        38    2.61     2.59     2.57     2.56    2.54     2.52     2.51     2.49    2.47     2.45     2.44 2.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        39    2.40     2.39     2.37     2.35    2.34     2.32     2.30     2.29    2.27     2.25     2.24 2.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        40    2.20     2.19     2.17     2.15    2.14     2.12     2.11     2.09    2.07     2.06     2.04 2.02
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        41    2.01     1.84     1.67     1.51    1.34     1.17     1.00     0.84    0.67     0.50     0.33 0.17
--------------------------------------------------------------------------------------------------------------------

         * The values set forth in this table are applied to all ages.

o        We add the following, to reflect the offering of the Spousal Highest Daily Lifetime ______ Income Benefit:

SPOUSAL HIGHEST DAILY LIFETIME _____ INCOME BENEFIT
SPOUSAL HIGHEST DAILY LIFETIME ______ INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME ______)

Spousal Highest Daily Lifetime ______ is the spousal version of Highest Daily Lifetime ____.  Currently, if you elect Spousal Highest
Daily Lifetime ____ and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime Five,
Lifetime Five,  Highest Daily Lifetime ____, or Spousal Highest Daily Lifetime _____.  See "Election of and Designations under the
Program" below for details.  Spousal Highest Daily Lifetime ______ must be elected based on two Designated Lives, as described below.  Each Designated Life must be at least 591/2years old when the benefit is elected.  Spousal Highest Daily Lifetime _____ is not available if you elect any other optional living benefit or optional death benefit.  As long as your Spousal Highest Daily
Lifetime _____ Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.

We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected
Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime _____ benefit after the death of the first spouse.  You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Spousal Highest Daily Lifetime ______, and in Appendix F to this prospectus, we set forth the formula under which we make those asset transfers
As discussed below, a key component of Spousal Highest Daily Lifetime _____ is the Protected Withdrawal Value. Because each of the
Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime ______.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to determine the amount of the annual payments under Spousal Highest Daily Lifetime _____.
The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Spousal Highest Daily Lifetime
_____. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:

o        the Protected Withdrawal Value for the immediately preceding Valuation Day (the "Prior Valuation Day"), appreciated at the daily equivalent of ____% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day
     (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
o        the Account Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Spousal Highest Daily Lifetime _____ (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth
Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of (i) the
Protected Withdrawal Value on the Tenth Anniversary (ii) your Account Value and (iii) an amount we call the "Enhanced Protected
Withdrawal Value."  We calculate Enhanced Protected Withdrawal Value only if you have not taken any withdrawal prior to the Tenth
Anniversary.  Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected
Withdrawal Value.  Enhanced Protected Withdrawal Value is equal to the sum of:

o        200% of the Account Value on the date you elected Spousal Highest Daily Lifetime ____;
o        200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected
         Spousal Highest Daily Lifetime _____; and
o        100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Spousal
         Highest Daily Lifetime ___, but prior to the date of your first withdrawal.

We lock in your Protected Withdrawal Value when you make your first withdrawal.  After the first withdrawal, your Protected
Withdrawal Value will be adjusted for any withdrawal (including your first withdrawal), any subsequent Purchase Payment, and as a result of any step-up, as described below.  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

KEY FEATURE--Annual Income Amount under the Spousal Highest Daily Lifetime _____ Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 79
and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90and older.    We use the age of the youngest Designated
Life even if that Designated Life is no longer a participant under the Annuity  due to death or divorce.    Under the Spousal Highest
Daily Lifetime _______ benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income
Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount
("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.
Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the
Annual Income Amount.  A Purchase Payment that you make will increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the youngest Designated Life at the time of the first withdrawal.  A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the
Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit.
Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and
(iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5% for ages 79 and younger, 6% for ages 80 - 84, 7% for ages 85-89, and 8% for ages 90 and older.  Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each
Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters.
At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based.  If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual
Income Amount, the charge for Spousal Highest Daily Lifetime _______ has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime ________ upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Spousal Highest Daily Lifetime ______ program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime _____, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity
Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime ______ benefit or any other fees and charges. Assume the following for
all three examples:
o        The Issue Date is December 1, 2007
o        The Spousal Highest Daily Lifetime _____ benefit is elected on March 5, 2008.
o        The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime _______ benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest
Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal
Value, in this case 5% of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500.  This is the result of a dollar-for-dollar reduction of the
Annual Income Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest
Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity
Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------
           Date*                   Account Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
June 1, 2008                 $118,000.00                $118,000.00                $5,900.00
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
August 6, 2008               $120,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
September 1, 2008            $112,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
December 1, 2008             $119,000.00                $119,000.00                $5,950.00
---------------------------- -------------------------- -------------------------- --------------------------

*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
o        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income
          Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
o        This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
          $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than
$5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1.
The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual
Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME ______ PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime _____, and amounts are still payable under Spousal Highest Daily Lifetime ______, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the
     Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.  To the extent that cumulative withdrawals in the current Annuity Year that reduced your
     Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime _______ benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income
     Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

         (1) apply your Account Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount.  We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.  If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:
(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single
(as applicable)  life fixed annuity rates guaranteed in your Annuity;
and
(2) the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant's  95th birthday, will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Spousal Highest Daily Lifetime ______ benefit are subject to all of the terms and conditions of the
     Annuity, including any CDSC.
o        Withdrawals made while the Spousal Highest Daily Lifetime _______ Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Spousal Highest Daily Lifetime ________ Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal
     (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal
     Highest Daily Lifetime _____ benefit. The Spousal Highest Daily Lifetime _______ benefit provides a guarantee that if your
     Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit.
o        You can make withdrawals from your Annuity without purchasing the Spousal Highest Daily Lifetime _____ benefit. The Spousal
     Highest Daily Lifetime _______ benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
o        In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Spousal Highest Daily Lifetime ______ benefit.  If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional Purchase
     Payments may be subject to the new investment limitations.  Because we restrict the investment options in which you can participate, note that your participation in this benefit could result in your missing investment opportunities that might arise in investment options from which you are excluded.
o         The fee for Spousal Highest Daily Lifetime ______ is 0.___% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct _____% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your
     Sub-accounts including the AST Investment Grade Bond Sub-account.  Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime ________ may be greater than it would have been, had it been based on the Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
Spousal Highest Daily Lifetime ______ can only be elected based on two Designated Lives.  Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die.
Currently, Spousal Highest Daily Lifetime ________ only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

o        One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse.  The
         Owner/Annuitant and the beneficiary each must be at least 591/2years old at the time of election; or
o        Co-Annuity Owners, where the Owners are each other's spouses.  The beneficiary designation must be the surviving spouse, or the spouses named equally.  One of the owners must be the Annuitant.  Each Owner must each be at least 591/2years old at the time of election; or
o        One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the
         Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto)
         ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent
         Annuitant.    Both the Annuitant and the Contingent Annuitant each must be at least 591/2years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:  (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as
Owner.  We permit changes of beneficiary under this benefit.   If the Designated Lives divorce, the Spousal Highest Daily Lifetime
________ benefit may not be divided as part of the divorce settlement or judgment.  Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

Spousal Highest Daily Lifetime _________ can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Spousal Highest Daily Lifetime ________ benefit, you will only be allowed to re-elect the benefit or to elect the Lifetime Five Benefit, the Spousal Lifetime Five Benefit,  or the Highest Daily Lifetime ________ Benefit on any
anniversary of the Issue Date that is at least 90 calendar days from the date the Spousal Highest Daily Lifetime ________ Benefit was
terminated. We reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit those
who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, or Highest Daily Lifetime _______ to elect
Spousal Highest Daily Lifetime ________ only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the
Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Spousal Highest Daily Lifetime ____; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your Account
Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime ____ and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) if upon the death of the first Designated Life,  the surviving Designated Life opts to take the death benefit under the Annuity (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income
Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit.

Upon termination of Spousal Highest Daily Lifetime ____ other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Spousal Highest Daily Lifetime ____
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Spousal Highest Daily Lifetime
_______.  For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Spousal Highest Daily Lifetime _______, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced
Series Trust (the "AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of
Spousal Highest Daily Lifetime ______, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made
in accordance with a formula, which is set forth in the Appendices to this prospectus.   Speaking generally, the formula, which we
apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily annual income amount.  Note that we use 5% in the formula, irrespective of the youngest Designated Life's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your
Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your
Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or
"r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account , and therefore we will transfer an amount from your Permitted
Sub-accounts to the AST Investment Grade Bond Sub-account .  Conversely, if the Target Ratio falls below a certain percentage
(currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade
Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily
Lifetime ______, the ratios we use will be fixed.  For newly-issued Annuities that elect Spousal Highest Daily Lifetime _____ and existing Annuities that elect Spousal Highest Daily Lifetime _______, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under
Spousal Highest Daily Lifetime ______.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).
     Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis;
     or
o
Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.
If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.  Note that if your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the
Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the
Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required
Minimum Distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.  However, we do note that if you participate in Spousal Highest Daily Lifetime ____ through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
o        Spousal Highest Daily Lifetime _____ Asset Allocation Formula.  As indicated above, Spousal Highest Daily Lifetime _____
          uses the same asset transfer formula as Highest Daily Lifetime ______ and uses the same table of age-related factors  See
          Appendix F.

V.       NEW SECTION ENTITLED "DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?"

We add the following at the end of the section entitled "Managing Your Account Value":

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes.  Subject to State approval, we offer twol different programs for investors who wish to invest in the Sub-accounts but also wish to protect their principal, as of a specific date in the future. They are the  Highest Daily Lifetime Five Income Benefit and the
Highest Daily GRO program.  Generally, both programs ensure that your Account Value will at least equal your contributions, adjusted for withdrawals and transfers, on a specified date.  Under Highest Daily Lifetime Five, the program requires you to allocate your
Account Value to certain Sub-accounts.    Under Highest Daily GRO, Account Value is allocated to and maintained in a specified bond portfolio Sub-account to the extent stipulated by the asset transfer  formula that we employ to support our guarantee under each program. Highest Daily Lifetime Five also includes a specialized asset transfer component under which we may transfer Account Value between permitted Sub-accounts and a fixed interest rate account. Under Highest Daily Lifetime Five, the "return of premium"
component is only one feature of the benefit, and only applies if no withdrawals are taken for the first ten years after benefit election.  You may not want to use any of these programs if you expect to begin taking annuity payments before the program would be completed. In addition, as with many "return of premium" programs, the Sub-accounts that you are able to choose may be limited.  The asset transfer feature of the benefit could result in your missing investment opportunities in Sub-accounts that you are not invested in, due to the operation of the formula.

There is an additional charge if you elect Highest Daily GRO or Highest Daily Lifetime Five.  See the "Living Benefit Programs"
section of the Prospectus for details on  Highest Daily GRO and Highest Daily Lifetime Five. Restrictions and limitations apply.

VI. Effective  January 28, 2008, the underlying  portfolios listed below are being offered as new Sub-accounts  under your annuity.  In order to reflect these additions:

     In the section of each Prospectus entitled "Summary of Contract  Expenses",  sub-section  "Underlying  Portfolio Annual Expenses", under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                             Management      Other                            Portfolio
          UNDERLYING PORTFOLIO                  Fees          Expenses         12b-1           Fees &            Portfolio Operating
Advanced Series Trust:                                                          Fees          Expenses
                                                                                                                      Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Investment Grade Bond Portfolio             0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2015                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2018                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2019                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
*The total  actual  operating  expenses for the  portfolios  are less than the amounts  shown in the table  above,  due to fee waivers, reimbursement of expenses, and expense offset arrangements  ("Arrangements").  These Arrangements are voluntary,  and may be terminated at any time. In addition,  the  Arrangements may be modified  periodically.  For more information  regarding the  Arrangements,  please see the prospectus and statement of additional information for the portfolios.

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Investment  Grade Bond  Portfolio:  seeks the highest  potential  total return  Prudential Investment consistent  with its  specified  level of risk  tolerance  to meet the  parameters  Management Services established  to support the Highest Daily  Lifetime  ______  benefits and maintain liquidity to support changes in market  conditions for a fixed duration  (weighted average  maturity)  of about 6 years.  Please note that you may not make  purchase payments  to this  Portfolio,  and that  this  Portfolio  is  available  only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2015: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2015.  Please  note  that  you may not make
     Fixed Income       purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2018: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market
     Fixed Income       conditions  for a fixed  maturity  of  2018.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2019: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2019.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

Immediately after the chart listing the currently available and permitted investment options for certain optional benefits, we add the following:

"Because under certain option benefits we restrict the investment options in which you can participate, note that your participation in those benefit could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments)."

VII.  REVISED EXPENSE EXAMPLES:

We include revised expense examples, which reflect the following changed assumptions:

For Pruco Life Prudential Premier Series (B, X, L, and Bb), the most expensive combination of charges is equal to the sum of:

o        the charge for Highest Daily Lifetime _____ (____ bps annually of Protected Withdrawal Value); and
o        the charge for the Combination 5% roll-up and HAV death benefit (50 bps annually of the Sub-account assets)

In addition:
o        the most expensive Sub-account has total expenses (before reimbursement) of 1.45% annually - - which are the total expenses for the AST Investment Grade Bond Portfolio used with Highest Daily Lifetime ____ ; and
o        for the X Series example, the Purchase Credit applicable to the Annuity is 6% of the Purchase Payment.

Expense Examples are provided as follows: 1) if you surrender the Annuity at the end of the stated time period; 2) if you annuitize at the end of the stated time period; and 3) if you do not surrender your Annuity.

IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                $1,037               $1,682                $2,344               $4,248
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                $1,071               $1,872                $2,233               $4,534
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                $1,256               $2,066                $2,796               $4,574
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
      Bb Series                $1,017               $1,625                $2,251               $4,079
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:(1)

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                 N/A                 $1,232                $2,074               $4,248
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                 N/A                 $1,332                $2,233               $4,534
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                 N/A                 $1,346                $2,256               $4,574
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
      Bb Series                 N/A                 $1,175                $1,981               $4,079
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU DO NOT SURRENDER YOUR ANNUITY:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                 $407                $1,232                $2,074               $4,248
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                 $441                $1,332                $2,233               $4,534
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                 $446                $1,346                $2,256               $4,574
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
      Bb Series                 $387                $1,175                $1,981               $4,079
----------------------- --------------------- -------------------- --------------------- --------------------
1        You may not annuitize in the first Annuity Year

For Pruco Life OF NEW JERSEY Prudential Premier Series (B, X, L, and Bb), the most expensive combination of charges is equal to the sum of:

o        the charge for Highest Daily Lifetime _____ (____ bps annually of Protected Withdrawal Value); and
o        the charge for the HAV death benefit (25 bps annually of the Sub-account assets)

     In addition:

o        The most expensive Sub-account has total expenses (before reimbursement) of 1.45% annually - - which are the total expenses for the AST Investment Grade Bond Portfolio used with Highest Daily Lifetime ____
o        For the X Series example, the Purchase Credit applicable to the Annuity is 6% of the Purchase Payment

Expense Examples are provided as follows: 1) if you surrender the Annuity at the end of the stated time period; 2) if you annuitize at the end of the stated time period; and 3) if you do not surrender your Annuity.

IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                $1,007               $1,596                $2,204               $3,993
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                $1,042               $1,787                $2,097               $4,289
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                $1,227               $1,981                $2,660               $4,331
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
      Bb Series                 $988                $1,538                $2,110               $3,818
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:(1)

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                 N/A                 $1,146                $1,934               $3,993
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                 N/A                 $1,247                $2,097               $4,289
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                 N/A                 $1,261                $2,120               $4,331
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
      Bb Series                 N/A                 $1,088                $1,840               $3,818
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU DO NOT SURRENDER YOUR ANNUITY:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                 $377                $1,146                $1,934               $3,993
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                 $412                $1,247                $2,097               $4,289
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                 $417                $1,261                $2,120               $4,331
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
      Bb Series                 $358                $1,088                $1,840               $3,818
----------------------- --------------------- -------------------- --------------------- --------------------
     1.  You may not annuitize in the first Annuity Year

                                                              SIGNATURES

      Pursuant to the  requirements  of the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the Registrant has duly caused this post-effective amendment to be signed on its behalf on this 17th day of October, 2007.

                                       THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                                              Registrant

                                                   By: Pruco Life Insurance Company

Attest:    /s/ Thomas C. Castano                                     ____  /s/Scott D. Kaplan
Thomas C. Castano                                                               Scott D. Kaplan
Secretary                                                                       President

                                                              SIGNATURES

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          Signature and Title

      *
JAMES J. AVERY JR.
DIRECTOR                                                  Date: October 17, 2007

      *                                                         * *By: /s/ Thomas C. Castano
SCOTT D. KAPLAN                                      THOMAS C. CASTANO
DIRECTOR AND CHIEF                                   (ATTORNEY-IN-FACT)
EXECUTIVE OFFICER

      *
TUCKER I. MARR
CHIEF FINANCIAL OFFICER
CHIEF ACCOUNTING OFFICER

      *
BERNARD J. JACOB
DIRECTOR

      *
SCOTT G. SLEYSTER
DIRECTOR

      *
HELEN M. GALT
DIRECTOR

      *
DAVID R. ODENATH, JR.
DIRECTOR

333-130989